10. EMPLOYEE BENEFIT PLANS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employee Benefit Plans Details 1
Number of options outstanding, beginning	81,500	101,000
Number of options granted	0	0
Number of options exercised	0	(1,000)
Number of options expired and forfeited	(20,375)	(9,500)
Number of options outstanding, ending	61,125	81,500
Number of options exercisable, ending	61,125	81,500
Weighted average exercise price outstanding, beginning	$ 46.46	$ 43.00
Weighted average exercise price granted	0.00	0.00
Weighted average exercise price exercised	0.00	17.60
Weighted average exercise price expired and forfeited	48.96	40.00
Weighted average exercise price outstanding, ending	45.63	46.46
Weighted average exercise price exercisable, ending	$ 45.63	$ 46.46